Stockholders' deficiency (Detail Textuals) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 06, 2010
Equity [Abstract]
Common stock, shares authorized		unlimited	unlimited
Common stock, no par value (in dollars per share)
Common stock, shares issued	30,635,009	13,050,000	9,059,375
Common stock, shares outstanding (in shares)	30,635,009	13,050,000	9,059,375	8,256,250